OTHER EXPENSE (INCOME), NET	12 Months Ended
Dec. 31, 2018
OTHER EXPENSE (INCOME), NET
OTHER EXPENSE (INCOME), NET

NOTE 15:           OTHER EXPENSE (INCOME), NET

	Year ended December 31,
	2018	2017	2016
	$	$	$

Doubtful debt provision	2,406	327	438
Change in liability for future earn-out	(247)	(593)	—
Recovery of pre-acquisition receivable	—	(1,384)	—
Other	112	(371)	275
Total other expense (income), net	2,271	(2,021)	713

Bad debt

The following is a summary of the accounts receivables allowance for doubtful accounts for the years ended December 31:

	Year ended December 31,
	2018	2017	2016
	$	$	$

Balance at beginning of period	2,341	2,014	1,576
Provision during the period	2,406	327	1,238
Doubtful account classified as bad debt	—	—	—
Reversal of allowance for doubtful account	—	—	(800)
Balance at end of period	4,747	2,341	2,014